Financial Instruments - Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Counterparty credit rating		R$ 8,031,684	R$ 7,170,563
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		7,557,385	6,714,493
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		285,520	408,375
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		3,668	464
Others [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	[1]	R$ 185,111	R$ 47,231

[1]	Refers substantially to investments as minority interest, which are classified as long-term investments.